Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	955,277,192.80	40,168
Yield Supplement Overcollateralization Amount 04/30/21	35,475,363.72	0
Receivables Balance 04/30/21	990,752,556.52	40,168
Principal Payments	36,576,582.38	786
Defaulted Receivables	491,087.06	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	33,685,091.62	0
Pool Balance at 05/31/21	919,999,795.46	39,361

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.34%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,046,539.31	126
Past Due 61-90 days	942,000.41	40
Past Due 91-120 days	191,436.62	17
Past Due 121+ days	0.00	0
Total	4,179,976.34	183

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	458,778.26
Aggregate Net Losses/(Gains) - May 2021	32,308.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.04%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	0.14%
Third Prior Net Losses Ratio	0.42%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	10,579,997.65
Actual Overcollateralization	10,579,997.65
Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	55.33

Flow of Funds	$ Amount
Collections	40,249,274.20
Investment Earnings on Cash Accounts	1,553.90
Servicing Fee	(825,627.13)
Transfer to Collection Account	-
Available Funds	39,425,200.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	326,700.85
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	5,391,709.62
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	10,579,997.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,177,517.10

Total Distributions of Available Funds	39,425,200.97

Servicing Fee	825,627.13
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	944,291,505.08
Principal Paid	34,871,707.27
Note Balance @ 06/15/21	909,419,797.81

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2
Note Balance @ 05/17/21	366,291,505.08
Principal Paid	34,871,707.27
Note Balance @ 06/15/21	331,419,797.81
Note Factor @ 06/15/21	70.8555603%

Class A-3
Note Balance @ 05/17/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	416,710,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Note Balance @ 05/17/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	104,620,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	37,770,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	18,900,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	375,976.60
Total Principal Paid	34,871,707.27
Total Paid	35,247,683.87

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	106,835.02
Principal Paid	34,871,707.27
Total Paid to A-2 Holders	34,978,542.29

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2994064
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7698467
Total Distribution Amount	28.0692531

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2284068
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.5536137
Total A-2 Distribution Amount	74.7820205

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	154.61
Noteholders' Third Priority Principal Distributable Amount	541.99
Noteholders' Principal Distributable Amount	303.40

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	12,588,844.52
Investment Earnings	1,069.23
Investment Earnings Paid	(1,069.23)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,954,393.94	$1,856,640.05	$2,943,171.84
Number of Extensions	96	64	99
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.18%	0.27%